Tax expenses (Schedule of Composition) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)
Current taxes:
Current taxes	₪ 9,866	$ 2,803		₪ 11,470	₪ 13,877
Total Current taxes	9,866	2,803		11,470	13,877
Deferred taxes	2,544	723		1,249	1,586
Total Reconciliation of the statutory tax rate to the effective tax rate	₪ 12,410	$ 3,526	[1]	₪ 12,719	₪ 15,463

[1]	Convenience Translation into US Dollars.